Changebridge Long/Short Equity ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 92.9%
Consumer Discretionary Products — 5.2%
indie Semiconductor, Inc. - Class A (a)(d)	22,000	$175,340
The Lovesac Co. (a)(d)	3,896	100,283
		275,623
Consumer Discretionary Services — 17.6%
2U, Inc. (a)(d)	14,973	129,217
Arcos Dorados Holdings, Inc. - Class A (b)(d)	19,373	164,671
Bowlero Corp. (a)(d)	11,988	164,835
Luckin Coffee, Inc. - ADR (a)(b)(d)	5,603	134,752
Playa Hotels & Resorts NV (a)(b)(d)	24,142	182,996
Service Corp. International (d)	1,987	147,336
		923,807
Consumer Staple Products — 4.0%
The Estee Lauder Cos., Inc. - Class A (d)	750	207,810

Health Care — 8.3%
Humacyte, Inc. (a)(d)	48,723	128,141
The Joint Corp. (a)(d)	8,909	161,877
TransMedics Group, Inc. (a)(d)	2,299	144,883
		434,901
Industrial Products — 3.8%
Blue Bird Corp. (a)(d)	3,461	50,185
Chart Industries, Inc. (a)(d)	1,134	151,933
		202,118
Industrial Services — 11.9%
BrightView Holdings, Inc. (a)(d)	20,461	162,665
Rollins, Inc. (d)	4,056	147,638
SP Plus Corp. (a)(d)	5,033	189,795
Sterling Infrastructure, Inc. (a)(d)	3,510	127,729
		627,827
Insurance — 1.3%
Tokio Marine Holdings, Inc. - ADR (a)(b)(d)	3,300	69,036

Materials — 5.2%
B2Gold Corp. (b)(d)	35,500	140,935
Boliden AB - ADR (b)(d)	1,493	133,429
		274,364
Oil & Gas — 12.9%
Chesapeake Energy Corp. (d)	1,201	104,151
Civeo Corp. (a)(b)(d)	4,423	151,488
Denbury, Inc. (a)(d)	1,201	104,223
Helix Energy Solutions Group, Inc. (a)(d)	13,994	110,972
PDC Energy, Inc. (d)	579	39,215
TechnipFMC PLC (a)(b)(d)	12,166	168,986
		679,035
Retail & Wholesale - Discretionary — 17.3%
Academy Sports & Outdoors, Inc. (d)	2,317	135,359
Alibaba Group Holding, Ltd. - ADR (a)(b)(d)	995	109,649
Coupang, Inc. (a)(d)	9,400	158,766
Floor & Decor Holdings, Inc. - Class A (a)(d)	1,500	136,155
JD.com, Inc. - ADR (b)(d)	1,800	107,154
MercadoLibre, Inc. (a)(d)	130	153,620
Pinduoduo, Inc. - ADR (a)(b)(d)	1,100	107,778
		908,481
Software & Technology Services — 5.4%
PagSeguro Digital, Ltd. - Class A (a)(b)(d)	11,000	110,990
StoneCo., Ltd. - Class A (a)(b)(d)	15,500	172,980
		283,970
TOTAL COMMON STOCKS (Cost $4,216,215)		4,886,972

MONEY MARKET FUNDS — 3.9%
First American Government Obligations Fund - Class X, 4.14% (c)(d)	203,634	203,634
TOTAL MONEY MARKET FUNDS (Cost $203,634)		203,634

TOTAL INVESTMENTS (Cost $4,419,849) — 96.8%		5,090,606
Other assets and liabilities, net — 3.2%		167,128
NET ASSETS — 100.0%		$5,257,734

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security
(c)	The rate shown is the seven-day yield at period end.
(d)	All or a portion of the security has been pledged to cover short positions. As of January 31, 2023, the value of these securities amounts to $4,388,407 or 83.5% of net assets.

Changebridge Capital Long/Short Equity ETF
Schedule of Securities Sold Short
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — (29.8)%
Consumer Discretionary Products — (4.1)%
Carter's, Inc.	1,000	$83,370
Tesla, Inc. (a)	400	69,288
YETI Holdings, Inc. (a)	1,400	62,664
		215,322
Consumer Discretionary Services — (3.6)%
Portillo's, Inc. - Class A (a)	4,750	107,160
Sweetgreen, Inc. - Class A (a)	8,000	82,960
		190,120
Consumer Staple Products — (2.1)%
Helen of Troy, Ltd. (a)(b)	1,000	113,110

Media — (6.9)%
DoorDash, Inc. - Class A (a)	2,100	121,632
Meta Platforms, Inc. - Class A (a)	700	104,279
Roku, Inc. (a)	2,350	135,125
		361,036
Retail & Wholesale - Discretionary — (3.8)%
Figs, Inc. - Class A (a)	11,650	104,268
The Gap, Inc.	7,000	94,990
		199,258
Software & Technology Services — (3.7)%
International Business Machines Corp.	400	53,892
Snowflake, Inc. - Class A (a)	900	140,796
		194,688
Technology Hardware & Semiconductors — (5.6)%
Cirrus Logic, Inc. (a)	1,150	103,948
Intel Corp.	3,250	91,845
NVIDIA Corp.	500	97,685
		293,478
Total Common Stocks (Proceeds $1,486,351)		1,567,012

Real Estate Investment Trusts (REITs) — (1.7)%
Empire State Realty Trust, Inc. - Class A	10,500	87,570
Total REITs (Proceeds $78,226)		87,570
Total Securities Sold Short (Proceeds $1,564,577) — (31.5)%		$1,654,582

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$4,886,972	$-	$-	$4,886,972
Money Market Funds	203,634	-	-	203,634
Total Investments - Assets	$5,090,606	$-	$-	$5,090,606

Securities Sold Short - Liabilities:
Common Stocks*	$1,567,012	$-	$-	$1,567,012
REITs	87,570	-	-	87,570
Total Securities Sold Short - Liabilities	$1,654,582	$-	$-	$1,654,582

* See the Schedules of Investments and Securities Sold Short for industry classifications.